Expense Example - EDWARD JONES MONEY MARKET FUND	Feb. 28, 2026 USD ($)
Investment Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,417